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800 Nicollet Mall                                               RICHARD J. ERTEL
BC-MN-HO5F                                                               COUNSEL
Minneapolis, MN 55402                                Direct line: (612) 303-7987
                                                             Fax: (612) 303-4223

October 3, 2007

VIA EDGAR CORRESPONDENCE

Securities and Exchange Commission
450 Fifth Street NW
Washington, DC 20549

RE: Request for Selective Review of First American Investment Funds, Inc. Post-Effective Amendment No. 88; File Nos. 033-16905 and 811-05309

Ladies and Gentlemen:

On behalf of First American Investment Funds, Inc. (the "Registrant"), a Maryland corporation, I am requesting selective review of post-effective amendment no. 88, which was transmitted for filing on Form N-1A, pursuant to the Electronic Data Gathering Analysis and Retrieval System and Rule 485(a) under the Securities Act of 1933, as amended, on October 3, 2007, to become effective on December 17, 2007 (the "current filing").

The current filing was filed pursuant to Rule 485(a) because it relates to an initial filing for a new series of the Registrant--Global Infrastructure Fund (the "Fund"). FAF Advisors, Inc. ("FAF Advisors") will be the investment advisor to the Fund. The primary changes between the current filing and previously filed amendments can be summarized as follows:

- The "Fund Summary" section of the prospectus has been drafted to reflect the investment objectives, strategies, and risks of the Fund.

- The "Management" section of the prospectus includes the portfolio managers responsible for managing the Fund.

- The disclosure contained under the "Additional Information Concerning Fund Investments" section of the Statement of Additional Information (SAI) is largely taken from the Registrant's existing SAI disclosure, but has been modified to accurately reflect the strategies and risks of the Fund.

All other material disclosures contained in the current filing have been reviewed by the staff in connection with previously filed amendments to the Registrant's registration statement on Form N-1A.

I respectfully request that the staff limit its review of the Registrant's current filing to the new material disclosures described above.

If you have any questions about this filing, please call me at 612-303-7987.

Very truly yours,

/s/ Richard J. Ertel

Richard J. Ertel
Counsel
FAF Advisors, Inc.